FINANCIAL INSTRUMENTS (Details 19) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Financials Instruments [Line items]
Equity	$ 7,116,893	$ 6,999,283	$ 6,646,445	$ 6,814,736
Bank borrowings	858,457	914,358
Financial leasing	112,376	113,986
Bonds issued	3,302,685	3,452,659
Capitalization	$ 11,390,411	$ 11,480,286